Annual Total Returns[BarChart] - Transamerica Janus Balanced VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.60%)	12.75%	19.27%	8.19%	0.34%	4.33%	17.04%	0.22%	22.08%	14.59%